Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Net loss	$ (12,475)	$ (7,224)	$ (2,868)
Allocation of loss net of dividends to shareholders of preferred shares	268	357	(143)
Net loss to shareholders of common shares	$ (12,207)	$ (6,867)	$ (3,011)
Weighted average number of common shares outstanding	36,129,647	22,292,548	18,540,094
Basic and diluted loss per share	$ (0.34)	$ (0.31)	$ (0.16)